UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01736

Franklin BSP Real Estate Debt BDC

(Name of Registrant)

One Madison Avenue, Suite 1600

New York, NY 10010

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of Franklin BSP Real Estate Debt BDC (the “Company”) to be redeemed:

12.0% Series A Cumulative Preferred Shares (the “Preferred Shares”)

(2) Date on which the securities are to be redeemed:

The Preferred Shares will be redeemed on October 20, 2025 (the “Redemption Date”).

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares will be redeemed pursuant to Article IV of the Supplement to the Third Amended and Restated Agreement and Declaration of Trust of Franklin BSP Real Estate Debt BDC Relating to the 12.0% Series A Cumulative Preferred Shares.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

On the Redemption Date, the Company will redeem 100% of the outstanding Preferred Shares (125 Preferred Shares).

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned on this 18th day of September, 2025.

FRANKLIN BSP REAL ESTATE DEBT BDC

By:	/s/ Micah Goodman
Name:	Micah Goodman
Title:	Secretary